Document and Entity Information	0 Months Ended
Jun. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2012
Registrant Name	Northern Lights Fund Trust
Central Index Key	0001314414
Amendment Flag	false
Document Creation Date	Mar. 07, 2013
Document Effective Date	Mar. 07, 2013
Prospectus Date	Mar. 07, 2013